CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK, REDEEMABLE NONCONTROLLING INTEREST AND STOCKHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands	Total	Initial Public Offering	Redeemable Convertible Preferred Stock	Redeemable Noncontrolling Interest Variable Interest Entity, Primary Beneficiary	Common Stock	Common Stock Initial Public Offering	Treasury Stock	Additional Paid-In Capital	Additional Paid-In Capital Initial Public Offering	Retained Earnings	Total Stockholders' Equity Attributable to Vital Farms, Inc. Stockholders	Total Stockholders' Equity Attributable to Vital Farms, Inc. Stockholders Initial Public Offering	Noncontrolling Interests
Beginning balance, shares at Dec. 31, 2016			5,192,484
Beginning balance at Dec. 31, 2016			$ 12,016
Beginning balance at Dec. 31, 2016				$ 0
Beginning balance, shares at Dec. 31, 2016					28,424,932		(2,642,148)
Beginning balance at Dec. 31, 2016	$ (383)				$ 3		$ (1,987)	$ 3,079		$ (1,023)	$ 72		$ (455)
Exercise of stock options	31							31			31
Exercise of stock options, Shares					24,600
Stock-based compensation expense	495							495			495
Net income (loss) attributable to non- controlling interests - stockholders	(225)												(225)
Net income attributable to Vital Farms, Inc.	(1,920)									(1,920)	(1,920)
Ending balance at Dec. 31, 2017	(2,002)				$ 3		$ (1,987)	3,605		(2,943)	(1,322)		(680)
Ending balance, shares at Dec. 31, 2017			8,192,876
Ending balance at Dec. 31, 2017			$ 23,036
Ending balance at Dec. 31, 2017				150
Ending balance, shares at Dec. 31, 2017					28,449,432		(2,642,148)
Issuance of Series D redeemable convertible preferred stock, net of issuance costs			$ 11,020
Issuance of Series D redeemable convertible preferred stock, net of issuance costs, shares			3,000,392
Issuance of redeemable noncontrolling interest				150
Exercise of stock options	40							40			40
Exercise of stock options, Shares					12,546
Stock-based compensation expense	600							600			600
Net income (loss) attributable to non- controlling interests - stockholders	(168)												(168)
Net income attributable to Vital Farms, Inc.	5,797									5,797	5,797
Ending balance at Dec. 30, 2018	$ 4,267				$ 3		$ (1,987)	4,245		2,854	5,115		(848)
Ending balance, shares at Dec. 30, 2018	8,192,876		8,192,876
Ending balance at Dec. 30, 2018	$ 23,036		$ 23,036
Ending balance at Dec. 30, 2018				175
Ending balance, shares at Dec. 30, 2018					28,461,978		(2,642,148)
Issuance of redeemable noncontrolling interest				25
Issuance of common stock, net of issuance costs	7,003							7,003			7,003
Issuance of common stock, net of issuance costs, Shares					1,407,506
Stock-based compensation expense	143							143			143
Net income (loss) attributable to non- controlling interests - stockholders	967												967
Net income attributable to Vital Farms, Inc.	3,058									3,058	3,058
Ending balance at Mar. 31, 2019	$ 15,438				$ 3		$ (1,987)	11,391		5,912	15,319		119
Ending balance, shares at Mar. 31, 2019			8,192,876
Ending balance at Mar. 31, 2019			$ 23,036
Ending balance at Mar. 31, 2019				175
Ending balance, shares at Mar. 31, 2019					29,869,484		(2,642,148)
Beginning balance, shares at Dec. 30, 2018	8,192,876		8,192,876
Beginning balance at Dec. 30, 2018	$ 23,036		$ 23,036
Beginning balance at Dec. 30, 2018				175
Beginning balance, shares at Dec. 30, 2018					28,461,978		(2,642,148)
Beginning balance at Dec. 30, 2018	4,267				$ 3		$ (1,987)	4,245		2,854	5,115		(848)
Net income (loss) attributable to non- controlling interests - stockholders	950
Net income attributable to Vital Farms, Inc.	6,686
Ending balance at Sep. 29, 2019	$ 12,505				$ 3		$ (16,276)	19,136		9,540	12,403		102
Ending balance, shares at Sep. 29, 2019			8,192,876
Ending balance at Sep. 29, 2019			$ 23,036
Ending balance at Sep. 29, 2019				175
Ending balance, shares at Sep. 29, 2019					31,424,830		(5,494,918)
Beginning balance, shares at Dec. 30, 2018	8,192,876		8,192,876
Beginning balance at Dec. 30, 2018	$ 23,036		$ 23,036
Beginning balance at Dec. 30, 2018				175
Beginning balance, shares at Dec. 30, 2018					28,461,978		(2,642,148)
Beginning balance at Dec. 30, 2018	4,267				$ 3		$ (1,987)	4,245		2,854	5,115		(848)
Issuance of common stock, net of issuance costs	14,097							14,097			14,097
Issuance of common stock, net of issuance costs, Shares					2,815,012
Exercise of stock options	$ 222							222			222
Exercise of stock options, Shares	152,908				152,908
Repurchase of common stock	$ (14,289)						$ (14,289)				(14,289)
Repurchase of common stock, Shares							(2,852,770)
Stock-based compensation expense	1,029							1,029			1,029
Net income (loss) attributable to non- controlling interests - stockholders	927												927
Net income attributable to Vital Farms, Inc.	2,385									2,385	2,385
Ending balance at Dec. 29, 2019	$ 8,638				$ 3		$ (16,276)	19,593		5,239	8,559		79
Ending balance, shares at Dec. 29, 2019	8,192,876		8,192,876
Ending balance at Dec. 29, 2019	$ 23,036		$ 23,036
Ending balance at Dec. 29, 2019				175
Ending balance, shares at Dec. 29, 2019					31,429,898		(5,494,918)
Beginning balance, shares at Mar. 31, 2019			8,192,876
Beginning balance at Mar. 31, 2019			$ 23,036
Beginning balance at Mar. 31, 2019				175
Beginning balance, shares at Mar. 31, 2019					29,869,484		(2,642,148)
Beginning balance at Mar. 31, 2019	15,438				$ 3		$ (1,987)	11,391		5,912	15,319		119
Issuance of common stock, net of issuance costs	7,094							7,094			7,094
Issuance of common stock, net of issuance costs, Shares					1,407,506
Exercise of stock options	218							218			218
Exercise of stock options, Shares					147,840
Repurchase of common stock	(14,289)						$ (14,289)				(14,289)
Repurchase of common stock, Shares							(2,852,770)
Stock-based compensation expense	143							143			143
Net income (loss) attributable to non- controlling interests - stockholders	(11)												(11)
Net income attributable to Vital Farms, Inc.	2,799									2,799	2,799
Ending balance at Jun. 30, 2019	11,392				$ 3		$ (16,276)	18,846		8,711	11,284		108
Ending balance, shares at Jun. 30, 2019			8,192,876
Ending balance at Jun. 30, 2019			$ 23,036
Ending balance at Jun. 30, 2019				175
Ending balance, shares at Jun. 30, 2019					31,424,830		(5,494,918)
Stock-based compensation expense	290							290			290
Net income (loss) attributable to non- controlling interests - stockholders	(6)												(6)
Net income attributable to Vital Farms, Inc.	829									829	829
Ending balance at Sep. 29, 2019	$ 12,505				$ 3		$ (16,276)	19,136		9,540	12,403		102
Ending balance, shares at Sep. 29, 2019			8,192,876
Ending balance at Sep. 29, 2019			$ 23,036
Ending balance at Sep. 29, 2019				175
Ending balance, shares at Sep. 29, 2019					31,424,830		(5,494,918)
Beginning balance, shares at Dec. 29, 2019	8,192,876		8,192,876
Beginning balance at Dec. 29, 2019	$ 23,036		$ 23,036
Beginning balance at Dec. 29, 2019				175
Beginning balance, shares at Dec. 29, 2019					31,429,898		(5,494,918)
Beginning balance at Dec. 29, 2019	8,638				$ 3		$ (16,276)	19,593		5,239	8,559		79
Exercise of stock options	10							10			10
Exercise of stock options, Shares					7,588
Stock-based compensation expense	448							448			448
Net income (loss) attributable to non- controlling interests - stockholders	(11)												(11)
Net income attributable to Vital Farms, Inc.	1,945									1,945	1,945
Ending balance at Mar. 29, 2020	$ 11,030				$ 3		$ (16,276)	20,051		7,184	10,962		68
Ending balance, shares at Mar. 29, 2020			8,192,876
Ending balance at Mar. 29, 2020			$ 23,036
Ending balance at Mar. 29, 2020				175
Ending balance, shares at Mar. 29, 2020					31,437,486		(5,494,918)
Beginning balance, shares at Dec. 29, 2019	8,192,876		8,192,876
Beginning balance at Dec. 29, 2019	$ 23,036		$ 23,036
Beginning balance at Dec. 29, 2019				175
Beginning balance, shares at Dec. 29, 2019					31,429,898		(5,494,918)
Beginning balance at Dec. 29, 2019	$ 8,638				$ 3		$ (16,276)	19,593		5,239	8,559		79
Exercise of stock options, Shares	57,280
Net income (loss) attributable to non- controlling interests - stockholders	$ (54)
Net income attributable to Vital Farms, Inc.	9,585
Ending balance at Sep. 27, 2020	$ 141,844				$ 5		$ (16,276)	143,265		14,825	141,819		25
Ending balance, shares at Sep. 27, 2020	0
Ending balance at Sep. 27, 2020				175
Ending balance, shares at Sep. 27, 2020					44,927,079		(5,494,918)
Beginning balance, shares at Mar. 29, 2020			8,192,876
Beginning balance at Mar. 29, 2020			$ 23,036
Beginning balance at Mar. 29, 2020				175
Beginning balance, shares at Mar. 29, 2020					31,437,486		(5,494,918)
Beginning balance at Mar. 29, 2020	$ 11,030				$ 3		$ (16,276)	20,051		7,184	10,962		68
Exercise of stock options	160							160			160
Exercise of stock options, Shares					49,200
Exercise of warrant	282							282			282
Exercise of warrant, Shares					196,800
Stock-based compensation expense	296							296			296
Net income (loss) attributable to non- controlling interests - stockholders	(28)												(28)
Net income attributable to Vital Farms, Inc.	5,964									5,964	5,964
Ending balance at Jun. 28, 2020	17,704				$ 3		$ (16,276)	20,789		13,148	17,664		40
Ending balance, shares at Jun. 28, 2020			8,192,876
Ending balance at Jun. 28, 2020			$ 23,036
Ending balance at Jun. 28, 2020				175
Ending balance, shares at Jun. 28, 2020					31,683,486		(5,494,918)
Issuance of common stock, net of issuance costs		$ 98,671				$ 1			$ 98,670			$ 98,671
Issuance of common stock, net of issuance costs, Shares						5,040,323
Issuance of common stock upon conversion of preferred stock	23,036				$ 1			23,035			23,036
Issuance of common stock upon conversion of preferred stock, Shares			(8,192,876)
Issuance of common stock upon conversion of preferred stock			$ (23,036)
Issuance of common stock upon conversion of preferred stock, Shares					8,192,876
Exercise of stock options	34							34			34
Exercise of stock options, Shares					10,394
Stock-based compensation expense	737							737			737
Net income (loss) attributable to non- controlling interests - stockholders	(15)												(15)
Net income attributable to Vital Farms, Inc.	1,677									1,677	1,677
Ending balance at Sep. 27, 2020	$ 141,844				$ 5		$ (16,276)	$ 143,265		$ 14,825	$ 141,819		$ 25
Ending balance, shares at Sep. 27, 2020	0
Ending balance at Sep. 27, 2020				$ 175
Ending balance, shares at Sep. 27, 2020					44,927,079		(5,494,918)